Income Tax - Schedule of Components of the Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Components of the Deferred Tax Assets [Abstract]
Tax loss carry forwards	$ 18,423,741	$ 15,794,453
Deferred tax assets	3,132,036	2,685,057
Valuation allowance	(3,132,036)	(2,685,057)
Total deferred tax assets, net